Other Investments - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Mar. 31, 2011 $ / shares	Dec. 31, 2015 USD ($) ProjectionSystem RenewalOptions $ / shares shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Schedule of Equity Method Investments [Line Items]
Number of shares owned in RealD | shares			1,222,780
Exercise price of options, shares | $ / shares		$ 0.00667
Book value of investment			$ 94,973,000	$ 77,658,000
Other Affiliates
Schedule of Equity Method Investments [Line Items]
Book value of investment	$ 59,657,000		94,973,000	77,658,000	$ 59,657,000	$ 38,201,000
Cash contributions			$ 3,711,000	2,188,000	6,221,000
Digital Cinema Implementation Partners LLC
Schedule of Equity Method Investments [Line Items]
Percentage of voting interest			33.00%
Economic interest in Digital Cinema Implementation Partners			24.30%
Digital projection systems leased under operating lease, initial term			12 years
Number of equipment being leased under master equipment lease agreement | ProjectionSystem			3,781
Number of one-year fair value renewal options | RenewalOptions			10
Minimum annual rent per digital projection system			$ 1,000
Digital Cinema Implementation Partners LLC | Other Affiliates
Schedule of Equity Method Investments [Line Items]
Book value of investment	38,033,000		71,579,000	51,277,000	38,033,000	23,012,000
Cash contributions			3,211,000	2,188,000	3,232,000
AC JV, LLC | Other Affiliates
Schedule of Equity Method Investments [Line Items]
Book value of investment	$ 6,426,000		7,269,000	7,899,000	6,426,000
Ownership of class A units sold to Founding Members	97.00%
Cash contributions	$ 268,000				$ 268,000
Ownership of class A units	1.00%
Ownership of class A units					31.00%
Aggregate value of Class A units					$ 25,000,000
Promissory note term					6 years
Original principal value of promissory note with NCM					$ 8,333,000
Annual Interest rate on promissory note	5.00%				5.00%
Remaining outstanding balance of note payable			5,555,000
AC JV, LLC | Film rentals and advertising
Schedule of Equity Method Investments [Line Items]
Event fees			$ 11,440,000	9,273,000
Digital Cinema Distribution Coalition
Schedule of Equity Method Investments [Line Items]
Percentage of voting interest			14.60%
Payments for content delivery services			$ 807,000	741,000
Digital Cinema Distribution Coalition | Other Affiliates
Schedule of Equity Method Investments [Line Items]
Book value of investment	$ 2,589,000		$ 2,562,000	2,438,000	$ 2,589,000	5,000
Cash contributions					2,721,000
RealD
Schedule of Equity Method Investments [Line Items]
Common stock price | $ / shares			$ 10.55
Book value of investment			$ 12,900,000	14,429,000
RealD | Other Affiliates
Schedule of Equity Method Investments [Line Items]
Book value of investment	$ 10,443,000		$ 12,900,000	$ 14,429,000	$ 10,443,000	$ 13,707,000